Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Stock Compensation Plans
Stock-based compensation expense recognized in continuing operations

Years ended December 31	2011	2010	2009

Restricted Stock Units ("RSUs")	$142	$138	$124
Performance Share Awards ("PSAs")	78	62	60
Stock options	9	17	21
Employee stock purchase plans	6	4	4

Total stock-based compensation expense	235	221	209
Tax benefit	77	75	68

Stock-based compensation expense, net of tax	$158	$146	$141

Non-vested stock awards

	2011		2010		2009
Years ended December 31	Shares	Fair Value (1)	Shares	Fair Value (1)	Shares	Fair Value (1)

Non-vested at beginning of year	10,674	$38	12,850	$36	14,060	$35
Granted	3,506	51	3,817	40	3,786	38
Vested	(3,773)	39	(5,278)	35	(4,330)	33
Forfeited	(491)	39	(715)	35	(666)	37

Non-vested at end of year	9,916	42	10,674	38	12,850	36

(1)
Represents per share weighted average fair value of award at date of grant.

Performance-based plans

	2011	2010	2009

Target PSUs granted	1,715	1,390	3,754
Fair Value (1)	$50	$39	$38
Number of shares that would be issued based on current performance levels	1,772	1,397	2,300
Unamortized expense, based on current performance levels	$60	$18	$4

(1)
Represents per share weighted average fair value of award at date of grant.

Weighted average assumptions, average expected life and estimated fair value of employee stock options

Years ended December 31	2011	2010	2009

	All Other Options	All Other Options	LPP Options	SSP Options	All Other Options

Weighted average volatility	26.1%	28.5%	35.5%	34.1%	32.0%
Expected dividend yield	1.3%	1.6%	1.3%	1.5%	1.5%
Risk-free rate	2.2%	3.0%	1.5%	2.0%	2.6%

Weighted average expected life, in years	5.5	6.1	4.4	5.6	6.5
Weighted average estimated fair value per share	$10.92	$10.37	$12.19	$11.82	$12.34

Stock options and related information

Years ended December 31	2011		2010		2009

	Shares	Weighted- Average Exercise Price Per Share	Shares	Weighted- Average Exercise Price Per Share	Shares	Weighted- Average Exercise Price Per Share

Beginning outstanding	13,919	$32	15,937	$33	19,666	$31
Options issued in connection with the Hewitt acquisition	—	—	4,545	22	—	—
Granted	80	53	143	38	1,551	38
Exercised	(4,546)	32	(6,197)	27	(4,475)	27
Forfeited and expired	(337)	36	(509)	35	(805)	38

Outstanding at end of year	9,116	32	13,919	32	15,937	33

Exercisable at end of year	7,833	30	11,293	30	9,884	31

Shares available for grant	24,508		22,777		8,257

Summary of options outstanding and exercisable

A summary of options outstanding and exercisable as of December 31, 2011 is as follows (shares in thousands):

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares Outstanding	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price Per Share	Shares Exercisable	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price Per Share

$14.71 – 22.86	2,718	2.66	$20.95	2,718	2.66	$20.95
22.87 – 25.51	663	3.40	25.37	663	3.40	25.37
25.52 – 32.53	1,069	2.95	27.53	1,069	2.95	27.53
32.54 – 36.88	1,277	2.96	36.05	1,037	2.41	35.96
36.89 – 43.44	2,309	3.04	39.72	1,757	2.35	39.92
43.45 – 52.93	1,080	4.49	46.24	589	4.09	45.52

	9,116			7,833

Other information related to the company's stock options

	2011	2010	2009

Aggregate intrinsic value of stock options exercised	$80	$87	$62
Cash received from the exercise of stock options	153	162	121
Tax benefit realized from the exercise of stock options	14	4	15